FOIA CONFIDENTIAL TREATMENT REQUESTED

13FCONP 2/15/11

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

RECEIVED
NOV 13 2008
OFFICE OF THE SECRETARY

FORM 13F

FORM 13F COVER PAGE

NON-PUBLIC

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one): [ ] is a restatement.
[ ] adds new holdings entries.

CONFIDENTIAL TREATMENT DENIED

Institutional Investment Manager Filing this Report:

Name: Century Capital Management, LLC
Address: 100 Federal Street, 29th Floor
Boston, MA 02110

Form 13F File Number: 28-10890

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Maureen Kane
Title: General Counsel
Phone: 617-482-3060

Signature, Place, and Date of Signing:

Maureen Kane [Signature] Boston, MA [City, State] 11/12/2008 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: $154 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

FORM 13F INFORMATION TABLE

Name of Issuer	Title of class	CUSIP	Value (x$1000)	Shares/ Prn Amt	Sh/ Prn	Put/ Call	Invstmt Dscretn	Other Managers	Voting Authority Sole	Voting Authority Shared	Voting Authority None
Life Sciences Research, Inc.	COM	532169109	5518	153705	SH		Sole		137105		16600